United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

EDWARD JONES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

     Principal
       Amount                                                                        Value

                           GOVERNMENT AGENCIES--20.8%
 $  659,500,000  (1) Federal Home Loan Bank System Floating Rate Notes,
                     3.730% - 4.220%, 12/13/2005 - 2/16/2006               $      659,260,345
    249,000,000      Federal Home Loan Bank System Notes, 2.500% -
                     4.375%, 2/24/2006 - 10/24/2006                               247,744,542
    113,000,000  (2) Federal Home Loan Mortgage Corp. Discount Notes,
                     3.344% - 4.243%, 12/6/2005 - 10/17/2006                      110,626,250
    310,000,000  (1) Federal Home Loan Mortgage Corp. Floating Rate
                     Notes, 3.840% - 4.141%, 12/27/2005 - 2/7/2006                309,818,139
    275,500,000      Federal Home Loan Mortgage Corp. Notes, 1.875% -
                     5.500%, 1/15/2006 - 10/18/2006                               275,172,024
    654,000,000  (1) Federal National Mortgage Association Floating Rate
                     Notes, 3.678% - 4.161%, 12/9/2005 - 2/6/2006                 653,967,891
                         TOTAL GOVERNMENT AGENCIES                               2,256,589,191

                     REPURCHASE AGREEMENTS--77.7%
    347,067,000      Interest in $2,538,000,000 joint repurchase
                     agreement 3.97%, dated 11/30/2005, under which BNP
                     Paribas Securities Corp., will repurchase U.S.
                     Treasury securities with various maturities to
                     4/15/2032 for $2,538,279,885 on 12/1/2005. The
                     market value of the underlying securities at the
                     end of the period was $2,588,760,876.                        347,067,000
    925,000,000      Interest in $3,275,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005, under which Bank
                     of America N.A., will repurchase a U.S. Government
                     Agency security with a maturity of 7/1/2035 for
                     $3,275,367,528 on 12/1/2005. The market value of
                     the underlying security at the end of the period
                     was $3,340,500,000.                                          925,000,000
    1,100,000,000    Interest in $1,500,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005, under which
                     Barclays Capital, Inc., will repurchase U.S.
                     Government Agency securities with various
                     maturities to 4/1/2036 for $1,500,168,333 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,530,000,439.                                             1,100,000,000
    450,000,000      Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005, under which
                     Countrywide Securities Corp., will repurchase U.S.
                     Government Agency securities with various
                     maturities to 7/25/2044 for $1,000,112,222 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $1,020,522,283.                                              450,000,000
    200,000,000      Interest in $1,700,000,000 joint repurchase
                     agreement 3.97%, dated 11/30/2005, under which Credit
                     Suisse First Boston LLC, will repurchase U.S. Treasury
                     securities with various maturities to 8/15/2014 for
                     $1,700,187,472 on 12/1/2005. The market value of the
                     underlying securities at the
                     end of the period was $1,734,004,486.                        200,000,000
     91,278,000      Interest in $1,000,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005, under which Credit
                     Suisse First Boston LLC, will repurchase U.S. Government
                     Agency securities with various maturities to 9/1/2035 for
                     $1,000,112,222 on 12/1/2005. The market value of the
                     underlying securities at the end of the period was
                     $1,020,003,312.                                              91,278,000
    432,000,000  (3) Interest in $750,000,000 joint repurchase agreement
                     4.13%, dated 10/25/2005, under which Credit Suisse
                     First Boston LLC, will repurchase U.S. Treasury and
                     U.S. Government Agency securities with various
                     maturities to 12/1/2035 for $758,346,042 on
                     1/30/2006. The market value of the underlying
                     securities at the end of the period was
                     $780,709,388.                                                432,000,000
    259,000,000  (3) Interest in $750,000,000 joint repurchase agreement
                     4.18%, dated 11/3/2005, under which Credit Suisse
                     First Boston LLC, will repurchase U.S. Treasury and
                     U.S. Government Agency securities with various
                     maturities to 10/1/2035 for $757,663,333 on
                     1/31/2006. The market value of the underlying
                     securities at the end of the period was
                     $780,709,199.                                                259,000,000
    226,000,000  (3) Interest in $480,000,000 joint repurchase agreement
                     4.02%, dated 10/28/2005, under which Deutsche Bank
                     Securities, Inc., will repurchase U.S. Treasury and
                     U.S. Government Agency securities with various
                     maturities to 1/1/2044 for $482,304,800 on
                     12/13/2005. The market value of the underlying
                     securities at the end of the period was
                     $496,005,388.                                                226,000,000
    231,000,000  (3) Interest in $450,000,000 joint repurchase agreement
                     4.03%, dated 11/10/2005, under which Deutsche Bank
                     Securities, Inc., will repurchase U.S. Treasury and
                     U.S. Government Agency securities with various
                     maturities to 3/1/2042 for $451,259,375 on
                     12/5/2005. The market value of the underlying
                     securities at the end of the period was
                     $462,481,852.                                                231,000,000
    400,000,000      Interest in $1,975,000,000 joint repurchase
                     agreement 4.04%, dated 11/30/2005, under which
                     Deutsche Bank Securities, Inc., will repurchase
                     U.S. Government Agency securities with various
                     maturities to 4/1/2044 for $1,975,221,639 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $2,029,197,678.                                              400,000,000
    334,000,000  (3) Interest in $700,000,000 joint repurchase agreement
                     4.13%, dated 11/16/2005, under which Deutsche Bank
                     Securities, Inc., will repurchase a U.S. Treasury
                     and a U.S. Government Agency security with a
                     maturity to 8/1/2033 for $703,453,139 on
                     12/30/2005. The market value of the underlying
                     securities at the end of the period was
                     $717,523,370.                                                334,000,000
     30,000,000  (3) Interest in $60,000,000 joint repurchase agreement
                     4.12%, dated 11/7/2005, under which Dresdner
                     Kleinwort Wassertstein will repurchase U.S.
                     Government Agency securities with various
                     maturities to 5/15/2033 for $60,412,000 on
                     1/6/2006. The market value of the underlying
                     securities at the end of the period was $61,793,927.         30,000,000
    155,000,000  (3) Interest in $250,000,000 joint repurchase agreement
                     4.15%, dated 11/28/2005, under which Dresdner Kleinwort
                     Wassertstein will repurchase U.S. Government Agency
                     securities with various maturities to 12/25/2030 for
                     $250,835,764 on 12/27/2005. The market value of the
                     underlying securities at the end of the period was
                     $257,500,877.                                                155,000,000
    500,000,000      Interest in $500,000,000 joint repurchase agreement
                     4.04%, dated 11/30/2005, under which Greenwich
                     Capital Markets, Inc., will repurchase U.S.
                     Government Agency securities with various
                     maturities to 12/25/2035 for $500,056,111on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $515,003,904.                                                500,000,000
    300,000,000      Interest in $300,000,000 joint repurchase agreement
                     4.04%, dated 11/30/2005, under which J.P. Morgan
                     Securities, Inc., will repurchase U.S. Government
                     Agency securities with various maturities to
                     11/15/2035 for $300,033,667 on 12/1/2005. The
                     market value of the underlying securities at the
                     end of the period was $309,003,836.                          300,000,000
     59,000,000  (3) Interest in $180,000,000 joint repurchase agreement
                     4.31%, dated 10/28/2005, under which J.P. Morgan
                     Securities, Inc., will repurchase U.S. Government
                     Agency securities with various maturities to
                     11/15/2035 for $183,167,850 on 3/27/2006.  The
                     market value of the underlying securities at the
                     end of the period was $185,403,519.                          59,000,000
    370,000,000      Interest in $385,000,000 joint repurchase agreement
                     4.04%, dated 11/30/2005, under which Morgan Stanley
                     & Co., Inc., will repurchase a U.S. Government
                     Agency security with a maturity of 11/1/2035 for
                     $385,043,206 on 12/1/2005. The market value of the
                     underlying security at the end of the period was
                     $395,963,341.                                                370,000,000
    277,000,000  (3) Interest in $500,000,000 joint repurchase agreement
                     4.12%, dated 11/3/2005, under which Morgan Stanley
                     & Co., Inc., will repurchase U.S. Government Agency
                     securities with various maturities to 9/1/2035 for
                     $503,204,444 on 12/30/2005. The market value of the
                     underlying securities at the end of the period was
                     $512,164,915.                                                277,000,000
    354,000,000  (3) Interest in $500,000,000 joint repurchase agreement
                     4.23%, dated 11/28/2005, under which Morgan Stanley
                     & Co., Inc., will repurchase U.S. Government Agency
                     securities with various maturities to 10/1/2035 for
                     $503,701,250 on 1/31/2006. The market value of the
                     underlying securities at the end of the period was
                     $511,109,700.                                                354,000,000
    500,000,000      Interest in $500,000,000 joint repurchase agreement
                     4.04%, dated 11/30/2005, under which Societe
                     Generale, New York will repurchase U.S. Treasury
                     and U.S. Government Agency securities with various
                     maturities to 9/1/2035 for $500,056,111 on
                     12/1/2005. The market value of the underlying
                     securities at the end of the period was
                     $514,955,351.                                                500,000,000
    488,000,000  (3) Interest in $950,000,000 joint repurchase agreement
                     3.98%, dated 9/28/2005, under which UBS Securities
                     LLC, will repurchase U.S. Government Agency
                     securities with various maturities to 11/25/2035
                     for $960,292,722 on 1/5/2006. The market value of
                     the underlying securities at the end of the period
                     was $985,713,649.                                            488,000,000
     80,000,000  (3) Interest in $200,000,000 joint repurchase agreement
                     4.06%, dated 10/11/2005, under which UBS Securities
                     LLC, will repurchase U.S. Government Agency
                     securities with various maturities to 10/25/2032
                     for $202,007,444 on 1/9/2006. The market value of
                     the underlying securities at the end of the period
                     was $207,546,310.                                            80,000,000
    347,500,000  (3) Interest in $750,000,000 joint repurchase agreement
                     4.28%, dated 11/17/2005, under which UBS Securities
                     LLC, will repurchase U.S. Government Agency
                     securities with various maturities to 10/25/2032
                     for $758,470,833 on 2/21/2006.  The market value of
                     the underlying securities at the end of the period
                     was $774,045,323.                                            347,500,000
                         TOTAL REPURCHASE AGREEMENTS                             8,455,845,000
                            TOTAL INVESTMENTS--98.5%
                         (AT AMORTIZED COST)(4)                                 10,712,434,191
                         OTHER ASSETS AND LIABILITIES--NET--1.5%                   167,231,547
                         TOTAL NET ASSETS--100%                             $   10,879,665,738

==============================================================================

     1 Floating rate note with current rate and next reset date shown.
     2 Discount rate at time of purchase.
     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven days' notice.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.














Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A Novak, Principal Financial Officer


Date        January 24, 2006